CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Total	Share Capital [member]	Reserves [member]	Accumulated Other Comprehensive Income (loss)	Retained earnings [member]	Non-controlling Interests [member]
Beginning balance at Dec. 31, 2018	$ 181,926,590	$ 208,711,135	$ 39,272,391	$ 97,675	$ (87,815,146)	$ 21,660,535
Beginning balance, shares at Dec. 31, 2018		351,237,062
Statement [LineItems]
Exercise of options	3,938,666	$ 6,201,760	(2,263,094)
Exercise of options, shares		6,783,333
Issue of shares on convertible debenture interest payment	$ 3,874,769	$ 3,874,769
Issue of shares on convertible debenture interest payment, shares	2,230,176	2,230,176
Share-based payments	$ 12,128,797		11,791,474			337,323
Ownership changes relating to non-controlling interests	3,372,989				(154,404)	3,527,393
Loss for the period	(16,548,056)				(15,531,911)	(1,016,145)
Other comprehensive loss	(2,344,901)			(2,344,901)
Ending balance at Dec. 31, 2019	186,348,854	$ 218,787,664	48,800,771	(2,247,226)	(103,501,461)	24,509,106
Ending balance, shares at Dec. 31, 2019		360,250,571
Statement [LineItems]
Exercise of options	6,761,871	$ 11,182,871	(4,421,000)			0
Exercise of options, shares		7,490,999
Issue of shares for cash from private placement	20,888,500	$ 20,888,500
Issue of shares for cash from private placement, shares		11,611,667
Issue of shares on convertible debenture interest payment	$ 4,737,262	$ 4,737,262
Issue of shares on convertible debenture interest payment, shares	1,948,348	1,948,348
Share-based payments	$ 11,263,883		10,559,454			704,429
Issue of shares on convertible debenture establishment fee	627,030	$ 627,030
Issue of shares on convertible debenture establishment fee, shares		348,350
Issue of shares on convertible debenture consent fee	355,130	$ 355,130
Issue of shares on convertible debenture consent fee, shares		180,270
Share issuance costs	(625,000)	$ (625,000)
Ownership changes relating to non-controlling interests	5,512,381				1,027,912	4,484,469
Loss for the period	(114,490,129)				(109,828,218)	(4,661,911)
Other comprehensive loss	(2,127,845)			(2,092,393)		(35,452)
Ending balance at Dec. 31, 2020	$ 119,251,937	$ 255,953,457	$ 54,939,225	$ (4,339,619)	$ (212,301,767)	$ 25,000,641
Ending balance, shares at Dec. 31, 2020		381,830,205